PROSPECTUS SUPPLEMENT
                           FRANKLIN GROUP OF FUNDS(R)
                             DATED OCTOBER 1, 1995


Franklin Custodian Funds, Inc.
(FCF - group prospectus for Growth, Utilities, DynaTech, Income and U.S. Government Securities Series) and the separate prospectuses for Income Series and U.S. Government Securities Series (each dated February 1, 1995, as amended June 1, 1995, as further supplemented July 26, 1995)

Franklin Equity Fund, dated November 1, 1994, as amended July 26, 1995

Franklin Gold Fund, dated December 1, 1994, as amended July 14, 1995

Franklin New York Insured Tax-Free Income Fund
Franklin Tax-Free Trust (TF1 - Insured, Massachusetts Insured, Michigan Insured, Minnesota Insured, Ohio Insured, Arizona Insured and Florida Insured Tax-Free Income Funds)
(each dated May 1, 1995, as supplemented July 26, 1995)

Franklin Tax-Free Trust
(TF2 - Alabama, Florida, Georgia, Kentucky, Louisiana, Maryland, Missouri, North Carolina, Texas, Virginia Tax-Free Income Funds), dated May 1, 1995, as amended July 25, 1995

Franklin Tax-Free Trust
(TF3 - Arizona, Colorado, Connecticut, Indiana, New Jersey, Oregon, Pennsylvania, Puerto Rico, High Yield Tax-Free Income Funds), dated May 1, 1995, as amended July 17, 1995

Franklin California Tax-Free Income Fund, Inc., dated August 1, 1995

Franklin California Tax-Free Trust, dated November 1, 1994, as amended August 15, 1995

Franklin Global Government Income Fund, dated March 1, 1995, as amended May 1, 1995 as further supplemented July 26, 1995

Franklin Rising Dividends Fund, dated February 1, 1995, as amended July 17, 1995

Franklin Global Utilities Fund
Franklin Federal Tax-Free Income Fund
Franklin Real Estate Securities Fund
(each dated September 1, 1995)

(each as may be further amended and supplemented from time to time)

I. The following language is added after the end of the second sentence in the section "Dividend Reinvestment" under "Distributions to Shareholders":

"Shareholders in Class II funds may also direct their dividends and capital gain distributions for investment in a Class I Franklin Templeton Fund at net asset value."

II. The following replaces the second sentence in the section "Distributions in Cash" under "Distributions to Shareholders":

"By completing the 'Special Payment Instructions for Distributions' section of the Shareholder Application included with this Prospectus, a shareholder may direct the selected distributions to the same class of another fund in the Franklin Templeton Funds, to a Class I Franklin Templeton Fund, to another person, or directly to a checking account."

III. The following is added to the third paragraph, after the first sentence, in the section "Purchases at Net Asset Value" under "How to Buy Shares of the Fund":

"Class II shareholders may also invest such distributions at net asset value in a Class I Franklin Templeton Fund."